Acquisitions (Details Narrative) - The Simplicity Esports, LLC [Member] - USD ($)			9 Months Ended
	Jan. 07, 2019	Jan. 04, 2019	Feb. 28, 2019	Feb. 28, 2018
Number of share issued	700,000	300,000	2,000,000
Business combination, consideration				$ 6,090,000
Revenue			$ 14,000
Net loss			$ 100,000
Restricted Stock [Member]
Number of share issued				3,000,000
Business combination, consideration				$ 6,090,000